Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of related party transactions

a. Revenue from Related Parties

	Years Ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
One-time commissions
Funds managed by Jupai Group	13,477,880	1,949,708	2,452,830	345,474
Investees of shareholder of the Company	—	178,028	—	—
Total one-time commissions	13,477,880	2,127,736	2,452,830	345,474
Funds managed by Jupai Group	102,896,582	32,433,896	19,719,200	2,777,391
Total recurring management fee	102,896,582	32,433,896	19,719,200	2,777,391
Funds managed by Jupai Group	10,025,528	391,248	—	—
Total recurring service fee	10,025,528	391,248	—	—
Enterprise management services	—	—	7,818,629	1,101,231
Total other service fee	—	—	7,818,629	1,101,231
Total revenue from related parties	126,399,990	34,952,880	29,990,659	4,224,096

b. Amounts due from Related Parties

As of December 31, 2022 and 2023, amounts due from related parties were comprised of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
Service fee receivable	18,756,144	2,570,000	361,977
Loan to related parties	200,000,000	420,000,000	59,155,763
Loan to noncontrolling interest shareholder	—	—	—
Total amounts due from related parties	218,756,144	422,570,000	59,517,740

c. Deferred Revenue from Related Parties

As of December 31, 2022 and 2023, deferred revenue from related parties was comprised of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
Funds managed by Jupai Group	2,091,273	1,903,302	268,074
Total deferred revenue	2,091,273	1,903,302	268,074

d. Amounts due to Related Parties

As of December 31, 2022 and 2023, amounts due to related parties were as following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
Funds managed by Jupai Group	5,992,010	—	—
Investees of shareholder of the Company	—	—	—
Total amounts due to related parties	5,992,010	0	0